Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement, Noncash Expense [Abstract]
Share-Based Compensation	SHARE-BASED COMPENSATION
Compensation Plans
The Company has a share-based compensation plan (the "Plan") which is utilized to compensate key employees and non-employee trustees. The plan was last amended and restated in 2014. Pursuant to the Plan, grants of stock options, restricted shares and restricted stock units have been made. The Company has authorized the grant of shares and options under the Plan of up to 21.1 million common shares of the Company.
The Company capitalized $1.0 million, $1.1 million and $1.2 million in share-based compensation costs for the years ended December 31, 2018, 2017, and 2016, respectively.
Options
All options granted have a term of ten years and most options vest and are expensed over three years, with options to purchase up to 20% of the shares exercisable after the first anniversary, up to 50% after the second anniversary and 100% after the third anniversary of the date of grant.
Share-based compensation cost related to options for the years ended December 31, 2018, 2017 and 2016 was $12,000, $73,000 and $165,000, respectively.
A summary of the Company's share option activity and related information for the year ended December 31, 2018 follows:

	Options (000s)	Weighted Average Exercise Price
Outstanding January 1, 2018	1,581	$34.97
Exercised	(151)	32.83
Outstanding December 31, 2018	1,430	$35.20
Exercisable at December 31, 2018	1,430	$35.20

No new options were granted during the years ended December 31, 2018, 2017 and 2016. Exercise prices for options outstanding as of December 31, 2018 ranged from $20.32 to $39.59. At December 31, 2018, the weighted average remaining contractual life of the options outstanding and exercisable was 4.0 years.
During the years ended December 31, 2018, 2017 and 2016, the total intrinsic value of share options exercised (the difference between the market price at exercise and the price paid by the individual to exercise the option) was $1.4 million, $1.4 million and $3.5 million, respectively. As of December 31, 2018, 1.4 million options outstanding and exercisable had an exercise price lower than the closing price of the Company's common shares. The aggregate intrinsic value of these options was $9.6 million at that date. The total cash received from the exercise of options for the years ended December 31, 2018, 2017 and 2016 was $5.0 million, $6.7 million and $14.4 million, respectively.
As of December 31, 2018, there were no unrecognized compensation costs related to nonvested options granted under the Plan.
Long Term Incentive Shares ("LTI")
During January 2018, 2017 and 2016, restricted LTI share grants made under the Plan were valued at the grant date fair value, which is the market price of the underlying common shares. LTI share grants after February 2017 were valued at the average closing price of the Company's shares for the trading days included within the 30-calendar-day period prior to and including the date of grant. The shares vest over either three years or five years beginning with the first anniversary of the grant and subject to certain accelerated vesting due to the age and years of service of certain employees.
During 2018, 2017 and 2016, the Company granted restricted stock units to the executive officers pursuant to the Plan.
For the chief executive officer's 2016 and 2017 awards, a portion of the restricted stock units will vest up to 272% at the end of three years. For the chief executive officer's 2018 award, a portion of the restricted stock units will vest up to 250% at the end of three years. For the other executives, for awards in 2016, 2017 and 2018 a portion of the restricted stock units will vest up to 200% at the end of three years. A portion ("First Portion") of the award vests based on how the Company's total return compares to the average total returns of a selected group of peer companies. The grant date fair value of the First Portion was calculated based on a Monte Carlo simulation model and was determined to be 149%, 132% and 174% of the market value of a common share as of the grant date ("Market Value") for the chief executive officer and 125%, 105% and 136% of the Market Value for the other executives for the 2018, 2017 and 2016 grants, respectively. A separate grant was made to the Company's Chief Financial Officer in 2016 when he joined the Company, and the grant date fair value of this award's First Portion was determined to be 160% of the Market Value as of the grant date. The First Portion is amortized over the respective three years subject to certain accelerated vesting due to the age and years of service of certain executive officers.
For the 2016 and 2017 awards, the second portion of the award for the executive officers, other than the Chief Financial Officer's 2016 award, vests at the end of three years based on continued employment. The second portion of the Chief Financial Officer's award vests ratably over three years. For the 2017 award, the second portion of the award for the executive officers vests at the end of three years based on continued employment.
The key assumptions used in the Monte Carlo simulations are as follows:

	Year Ended December 31,
	2018	2017	2016
Risk-free interest rate	2.39%	1.43%	1.01%
Volatility	19%	20%	19%

The volatility factor is based on the Company's historical daily share prices.
Share-based compensation cost related to restricted LTI share grants for the years ended December 31, 2018, 2017 and 2016 was $11.1 million, $11.3 million and $12.2 million, respectively.
The Company's restricted LTI share activity for the year ended December 31, 2018 is as follows:

	Shares (000s)	Weighted Avg. Grant Date Fair value
Nonvested at January 1, 2018	775	$36.43
Granted	343	39.89
Vested	(292)	36.29
Forfeited	(44)	37.85
Nonvested at December 31, 2018	782	$37.92

The weighted average fair value of restricted shares granted during the years ended December 31, 2018, 2017 and 2016 was $39.89, $39.93 and $32.48 per share, respectively. As of December 31, 2018, there was $8.4 million of total unrecognized compensation cost related to nonvested shares granted under the Plan. That cost is expected to be recognized over a weighted average period of 1.2 years. The total fair value of restricted shares vested during the years ended December 31, 2018, 2017 and 2016 was $10.6 million, $11.7 million and $9.0 million, respectively.
Bonus Shares
During the years ended December 31, 2018, 2017 and 2016, the Plan provided that employees of the Company could elect to receive bonuses or commissions in the form of common shares in lieu of cash ("Bonus Shares"). By making such election, the employee received shares equal to 120% of the cash value of the bonus or commission, for up to $50,000 of such bonus or commission, and 100% thereof for amounts exceeding $50,000, in each case reduced by applicable withholding tax. Bonus Shares issued for the years ended December 31, 2018, 2017 and 2016 were 41,620, 51,416 and 140,376, respectively. Share-based compensation cost related to Bonus Shares for the years ended December 31, 2018, 2017 and 2016 was $1.7 million, $2.0 million and $4.7 million, respectively.
Profit Sharing
The Plan provides that employees of the Company, below the officer level, may receive up to 5% of base pay in the form of cash contributions to an investment account depending on Company performance. Compensation cost related to the profit sharing plan for the years ended December 31, 2018, 2017 and 2016 was $706,000, $730,000 and $669,000, respectively.
Remaining Reserved Common Shares under the Plan
An additional 4,653,912, 5,049,687 and 5,264,285 common shares were reserved for issuance for future grants under the Plan at December 31, 2018, 2017 and 2016, respectively.
Employee Share Purchase Plan
The Company registered 750,000 common shares under the Securities Act of 1933, as amended, in connection with an employee share purchase plan ("ESPP"). The ESPP enables eligible employees to purchase shares of the Company, in amounts up to 10% of the employee's salary, at a 15% discount to fair market value. There were 7,475, 10,410 and 11,022 shares issued, in accordance with the ESPP, during the years ended December 31, 2018, 2017 and 2016, respectively. Share-based compensation cost related to the ESPP for the years ended December 31, 2018, 2017 and 2016 was $87,502, $80,000 and $122,000, respectively.